EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2014
EARNINGS PER SHARE [Abstract]
Schedule of Calculation of Earnings Per Share
	For the nine months ended September 30,
	2013	2014
Numerator used in basic and diluted earnings per share:
Net (loss) income attributable to Daqo New Energy Corp. ordinary shareholders—basic and diluted	$(62,929,174)	$13,043,181
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share—basic	172,955,579	200,643,909
Plus: share options	—	5,020,995
Weighted average number of ordinary shares outstanding used in computing earnings per share—diluted	172,955,579	205,664,904
NET (LOSS) INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Basic	$(0.36)	$0.07
NET (LOSS) INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Diluted	$(0.36)	$0.06